Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000102799
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class A
Trading Symbol	SQMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.85%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 0.76% (unadjusted for sales charges) for the period ended March 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 1.22% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 0.81%.

The Fund's marginally positive return for the 12 months reflects the negative impact on municipal market performance as yields for intermediate and long-term municipal bonds moved higher over the period. The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to higher education, housing and continuing care retirement community bonds aided performance.

The Fund’s above benchmark stance with respect to duration and corresponding interest rate sensitivity detracted from performance vs. the Bloomberg Massachusetts Exempt Municipal Index as yields for longer-term municipal bonds finished the period higher.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
'15	$9,725	$10,000	$10,000
'15	$9,668	$9,948	$9,939
'15	$9,649	$9,920	$9,922
'15	$9,631	$9,911	$9,909
'15	$9,700	$9,983	$9,989
'15	$9,728	$10,002	$10,018
'15	$9,776	$10,075	$10,096
'15	$9,803	$10,115	$10,124
'15	$9,837	$10,155	$10,163
'15	$9,905	$10,226	$10,234
'16	$10,000	$10,349	$10,356
'16	$10,007	$10,365	$10,370
'16	$10,041	$10,398	$10,398
'16	$10,123	$10,474	$10,472
'16	$10,150	$10,502	$10,494
'16	$10,307	$10,669	$10,668
'16	$10,292	$10,676	$10,676
'16	$10,305	$10,690	$10,675
'16	$10,242	$10,637	$10,614
'16	$10,138	$10,525	$10,507
'16	$9,784	$10,133	$10,080
'16	$9,881	$10,252	$10,214
'17	$9,914	$10,319	$10,277
'17	$9,975	$10,391	$10,349
'17	$10,001	$10,414	$10,373
'17	$10,062	$10,489	$10,445
'17	$10,208	$10,656	$10,618
'17	$10,178	$10,617	$10,571
'17	$10,238	$10,703	$10,651
'17	$10,305	$10,785	$10,734
'17	$10,258	$10,730	$10,657
'17	$10,268	$10,756	$10,681
'17	$10,228	$10,699	$10,626
'17	$10,345	$10,810	$10,735
'18	$10,211	$10,683	$10,593
'18	$10,164	$10,651	$10,558
'18	$10,202	$10,691	$10,607
'18	$10,154	$10,652	$10,559
'18	$10,251	$10,774	$10,677
'18	$10,254	$10,784	$10,683
'18	$10,255	$10,810	$10,705
'18	$10,264	$10,838	$10,735
'18	$10,200	$10,767	$10,655
'18	$10,120	$10,701	$10,589
'18	$10,225	$10,819	$10,721
'18	$10,352	$10,949	$10,855
'19	$10,405	$11,032	$10,929
'19	$10,467	$11,091	$10,988
'19	$10,640	$11,266	$11,155
'19	$10,687	$11,309	$11,198
'19	$10,837	$11,464	$11,340
'19	$10,871	$11,507	$11,382
'19	$10,947	$11,600	$11,472
'19	$11,143	$11,782	$11,651
'19	$11,052	$11,688	$11,561
'19	$11,052	$11,709	$11,590
'19	$11,060	$11,738	$11,612
'19	$11,088	$11,774	$11,643
'20	$11,297	$11,986	$11,850
'20	$11,455	$12,140	$11,984
'20	$11,001	$11,700	$11,671
'20	$10,829	$11,553	$11,561
'20	$11,163	$11,921	$11,941
'20	$11,252	$12,019	$11,944
'20	$11,433	$12,221	$12,140
'20	$11,367	$12,164	$12,071
'20	$11,371	$12,166	$12,079
'20	$11,343	$12,130	$12,044
'20	$11,510	$12,313	$12,207
'20	$11,575	$12,388	$12,258
'21	$11,624	$12,467	$12,314
'21	$11,410	$12,269	$12,098
'21	$11,475	$12,344	$12,179
'21	$11,595	$12,448	$12,278
'21	$11,636	$12,485	$12,297
'21	$11,662	$12,519	$12,321
'21	$11,742	$12,623	$12,421
'21	$11,697	$12,577	$12,379
'21	$11,597	$12,486	$12,278
'21	$11,582	$12,450	$12,245
'21	$11,679	$12,556	$12,352
'21	$11,689	$12,576	$12,373
'22	$11,366	$12,232	$12,022
'22	$11,299	$12,188	$11,984
'22	$10,952	$11,793	$11,604
'22	$10,573	$11,466	$11,277
'22	$10,703	$11,637	$11,452
'22	$10,492	$11,446	$11,277
'22	$10,808	$11,749	$11,560
'22	$10,540	$11,491	$11,326
'22	$10,080	$11,050	$10,895
'22	$9,972	$10,958	$10,815
'22	$10,478	$11,471	$11,312
'22	$10,435	$11,504	$11,334
'23	$10,763	$11,834	$11,643
'23	$10,502	$11,566	$11,383
'23	$10,702	$11,823	$11,642
'23	$10,683	$11,796	$11,604
'23	$10,599	$11,694	$11,499
'23	$10,687	$11,811	$11,583
'23	$10,708	$11,858	$11,622
'23	$10,599	$11,687	$11,457
'23	$10,317	$11,344	$11,135
'23	$10,191	$11,248	$11,053
'23	$10,777	$11,962	$11,701
'23	$11,032	$12,240	$11,970
'24	$11,005	$12,177	$11,917
'24	$11,013	$12,193	$11,927
'24	$11,020	$12,193	$11,925
'24	$10,885	$12,042	$11,768
'24	$10,875	$12,006	$11,720
'24	$11,034	$12,190	$11,889
'24	$11,117	$12,302	$12,013
'24	$11,210	$12,399	$12,122
'24	$11,311	$12,521	$12,242
'24	$11,166	$12,339	$12,045
'24	$11,319	$12,552	$12,267
'24	$11,173	$12,369	$12,091
'25	$11,181	$12,431	$12,122
'25	$11,284	$12,554	$12,241
'25	$11,103	$12,341	$12,022

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	0.76%	0.19%	1.33%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-2.01%	-0.37%	1.05%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg Massachusetts Exempt Municipal Bond Index	0.81%	0.59%	1.86%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 202,479,921
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 880,618
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	202,479,921
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	880,618
Modified Duration to Worst	6.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	77%
General Obligation Bonds	16%
Lease Obligations	3%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	15%
AA	49%
A	18%
BBB	7%
BB	4%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000102801
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class C
Trading Symbol	SQMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.60%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 0.08% (unadjusted for sales charges) for the period ended March 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 1.22% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 0.81%.

The Fund's marginally positive return for the 12 months reflects the negative impact on municipal market performance as yields for intermediate and long-term municipal bonds moved higher over the period. The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to higher education, housing and continuing care retirement community bonds aided performance.

The Fund’s above benchmark stance with respect to duration and corresponding interest rate sensitivity detracted from performance vs. the Bloomberg Massachusetts Exempt Municipal Index as yields for longer-term municipal bonds finished the period higher.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$9,935	$9,948	$9,939
'15	$9,910	$9,920	$9,922
'15	$9,885	$9,911	$9,909
'15	$9,956	$9,983	$9,989
'15	$9,971	$10,002	$10,018
'15	$10,022	$10,075	$10,096
'15	$10,043	$10,115	$10,124
'15	$10,072	$10,155	$10,163
'15	$10,128	$10,226	$10,234
'16	$10,226	$10,349	$10,356
'16	$10,220	$10,365	$10,370
'16	$10,256	$10,398	$10,398
'16	$10,333	$10,474	$10,472
'16	$10,353	$10,502	$10,494
'16	$10,500	$10,669	$10,668
'16	$10,479	$10,676	$10,676
'16	$10,492	$10,690	$10,675
'16	$10,415	$10,637	$10,614
'16	$10,302	$10,525	$10,507
'16	$9,935	$10,133	$10,080
'16	$10,028	$10,252	$10,214
'17	$10,055	$10,319	$10,277
'17	$10,118	$10,391	$10,349
'17	$10,131	$10,414	$10,373
'17	$10,193	$10,489	$10,445
'17	$10,335	$10,656	$10,618
'17	$10,299	$10,617	$10,571
'17	$10,345	$10,703	$10,651
'17	$10,406	$10,785	$10,734
'17	$10,353	$10,730	$10,657
'17	$10,356	$10,756	$10,681
'17	$10,316	$10,699	$10,626
'17	$10,421	$10,810	$10,735
'18	$10,286	$10,683	$10,593
'18	$10,225	$10,651	$10,558
'18	$10,257	$10,691	$10,607
'18	$10,203	$10,652	$10,559
'18	$10,301	$10,774	$10,677
'18	$10,290	$10,784	$10,683
'18	$10,292	$10,810	$10,705
'18	$10,287	$10,838	$10,735
'18	$10,216	$10,767	$10,655
'18	$10,130	$10,701	$10,589
'18	$10,236	$10,819	$10,721
'18	$10,356	$10,949	$10,855
'19	$10,403	$11,032	$10,929
'19	$10,451	$11,091	$10,988
'19	$10,625	$11,266	$11,155
'19	$10,665	$11,309	$11,198
'19	$10,809	$11,464	$11,340
'19	$10,828	$11,507	$11,382
'19	$10,904	$11,600	$11,472
'19	$11,085	$11,782	$11,651
'19	$10,996	$11,688	$11,561
'19	$10,981	$11,709	$11,590
'19	$10,982	$11,738	$11,612
'19	$11,003	$11,774	$11,643
'20	$11,204	$11,986	$11,850
'20	$11,361	$12,140	$11,984
'20	$10,896	$11,700	$11,671
'20	$10,720	$11,553	$11,561
'20	$11,043	$11,921	$11,941
'20	$11,125	$12,019	$11,944
'20	$11,297	$12,221	$12,140
'20	$11,232	$12,164	$12,071
'20	$11,221	$12,166	$12,079
'20	$11,194	$12,130	$12,044
'20	$11,344	$12,313	$12,207
'20	$11,401	$12,388	$12,258
'21	$11,450	$12,467	$12,314
'21	$11,225	$12,269	$12,098
'21	$11,281	$12,344	$12,179
'21	$11,392	$12,448	$12,278
'21	$11,433	$12,485	$12,297
'21	$11,444	$12,519	$12,321
'21	$11,515	$12,623	$12,421
'21	$11,463	$12,577	$12,379
'21	$11,358	$12,486	$12,278
'21	$11,336	$12,450	$12,245
'21	$11,424	$12,556	$12,352
'21	$11,426	$12,576	$12,373
'22	$11,111	$12,232	$12,022
'22	$11,031	$12,188	$11,984
'22	$10,693	$11,793	$11,604
'22	$10,316	$11,466	$11,277
'22	$10,437	$11,637	$11,452
'22	$10,217	$11,446	$11,277
'22	$10,519	$11,749	$11,560
'22	$10,259	$11,491	$11,326
'22	$9,804	$11,050	$10,895
'22	$9,685	$10,958	$10,815
'22	$10,178	$11,471	$11,312
'22	$10,122	$11,504	$11,334
'23	$10,435	$11,834	$11,643
'23	$10,175	$11,566	$11,383
'23	$10,363	$11,823	$11,642
'23	$10,346	$11,796	$11,604
'23	$10,249	$11,694	$11,499
'23	$10,335	$11,811	$11,583
'23	$10,351	$11,858	$11,622
'23	$10,230	$11,687	$11,457
'23	$9,960	$11,344	$11,135
'23	$9,832	$11,248	$11,053
'23	$10,391	$11,962	$11,701
'23	$10,622	$12,240	$11,970
'24	$10,590	$12,177	$11,917
'24	$10,591	$12,193	$11,927
'24	$10,590	$12,193	$11,925
'24	$10,462	$12,042	$11,768
'24	$10,438	$12,006	$11,720
'24	$10,584	$12,190	$11,889
'24	$10,665	$12,302	$12,013
'24	$10,739	$12,399	$12,122
'24	$10,838	$12,521	$12,242
'24	$10,684	$12,339	$12,045
'24	$10,832	$12,552	$12,267
'24	$10,685	$12,369	$12,091
'25	$10,677	$12,431	$12,122
'25	$10,778	$12,554	$12,241
'25	$10,599	$12,341	$12,022

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	0.08%	-0.55%	0.58%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-0.90%	-0.55%	0.58%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg Massachusetts Exempt Municipal Bond Index	0.81%	0.59%	1.86%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 202,479,921
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 880,618
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	202,479,921
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	880,618
Modified Duration to Worst	6.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	77%
General Obligation Bonds	16%
Lease Obligations	3%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	15%
AA	49%
A	18%
BBB	7%
BB	4%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000102802
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class S
Trading Symbol	SCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$60	0.60%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 1.01% for the period ended March 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 1.22% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 0.81%.

The Fund's marginally positive return for the 12 months reflects the negative impact on municipal market performance as yields for intermediate and long-term municipal bonds moved higher over the period. The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to higher education, housing and continuing care retirement community bonds aided performance.

The Fund’s above benchmark stance with respect to duration and corresponding interest rate sensitivity detracted from performance vs. the Bloomberg Massachusetts Exempt Municipal Index as yields for longer-term municipal bonds finished the period higher.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$9,943	$9,948	$9,939
'15	$9,926	$9,920	$9,922
'15	$9,910	$9,911	$9,909
'15	$9,982	$9,983	$9,989
'15	$10,013	$10,002	$10,018
'15	$10,065	$10,075	$10,096
'15	$10,095	$10,115	$10,124
'15	$10,132	$10,155	$10,163
'15	$10,204	$10,226	$10,234
'16	$10,304	$10,349	$10,356
'16	$10,314	$10,365	$10,370
'16	$10,351	$10,398	$10,398
'16	$10,437	$10,474	$10,472
'16	$10,467	$10,502	$10,494
'16	$10,631	$10,669	$10,668
'16	$10,618	$10,676	$10,676
'16	$10,634	$10,690	$10,675
'16	$10,571	$10,637	$10,614
'16	$10,466	$10,525	$10,507
'16	$10,103	$10,133	$10,080
'16	$10,205	$10,252	$10,214
'17	$10,241	$10,319	$10,277
'17	$10,307	$10,391	$10,349
'17	$10,335	$10,414	$10,373
'17	$10,400	$10,489	$10,445
'17	$10,553	$10,656	$10,618
'17	$10,525	$10,617	$10,571
'17	$10,589	$10,703	$10,651
'17	$10,661	$10,785	$10,734
'17	$10,614	$10,730	$10,657
'17	$10,627	$10,756	$10,681
'17	$10,588	$10,699	$10,626
'17	$10,711	$10,810	$10,735
'18	$10,574	$10,683	$10,593
'18	$10,528	$10,651	$10,558
'18	$10,570	$10,691	$10,607
'18	$10,522	$10,652	$10,559
'18	$10,624	$10,774	$10,677
'18	$10,630	$10,784	$10,683
'18	$10,633	$10,810	$10,705
'18	$10,645	$10,838	$10,735
'18	$10,580	$10,767	$10,655
'18	$10,500	$10,701	$10,589
'18	$10,611	$10,819	$10,721
'18	$10,745	$10,949	$10,855
'19	$10,803	$11,032	$10,929
'19	$10,869	$11,091	$10,988
'19	$11,051	$11,266	$11,155
'19	$11,102	$11,309	$11,198
'19	$11,261	$11,464	$11,340
'19	$11,298	$11,507	$11,382
'19	$11,379	$11,600	$11,472
'19	$11,585	$11,782	$11,651
'19	$11,494	$11,688	$11,561
'19	$11,495	$11,709	$11,590
'19	$11,506	$11,738	$11,612
'19	$11,538	$11,774	$11,643
'20	$11,758	$11,986	$11,850
'20	$11,924	$12,140	$11,984
'20	$11,454	$11,700	$11,671
'20	$11,278	$11,553	$11,561
'20	$11,628	$11,921	$11,941
'20	$11,723	$12,019	$11,944
'20	$11,914	$12,221	$12,140
'20	$11,848	$12,164	$12,071
'20	$11,854	$12,166	$12,079
'20	$11,828	$12,130	$12,044
'20	$12,004	$12,313	$12,207
'20	$12,074	$12,388	$12,258
'21	$12,128	$12,467	$12,314
'21	$11,908	$12,269	$12,098
'21	$11,977	$12,344	$12,179
'21	$12,105	$12,448	$12,278
'21	$12,151	$12,485	$12,297
'21	$12,173	$12,519	$12,321
'21	$12,267	$12,623	$12,421
'21	$12,222	$12,577	$12,379
'21	$12,120	$12,486	$12,278
'21	$12,107	$12,450	$12,245
'21	$12,211	$12,556	$12,352
'21	$12,224	$12,576	$12,373
'22	$11,889	$12,232	$12,022
'22	$11,821	$12,188	$11,984
'22	$11,460	$11,793	$11,604
'22	$11,066	$11,466	$11,277
'22	$11,205	$11,637	$11,452
'22	$10,978	$11,446	$11,277
'22	$11,319	$11,749	$11,560
'22	$11,041	$11,491	$11,326
'22	$10,561	$11,050	$10,895
'22	$10,442	$10,958	$10,815
'22	$10,982	$11,471	$11,312
'22	$10,940	$11,504	$11,334
'23	$11,287	$11,834	$11,643
'23	$11,015	$11,566	$11,383
'23	$11,227	$11,823	$11,642
'23	$11,210	$11,796	$11,604
'23	$11,123	$11,694	$11,499
'23	$11,218	$11,811	$11,583
'23	$11,243	$11,858	$11,622
'23	$11,131	$11,687	$11,457
'23	$10,837	$11,344	$11,135
'23	$10,707	$11,248	$11,053
'23	$11,324	$11,962	$11,701
'23	$11,595	$12,240	$11,970
'24	$11,569	$12,177	$11,917
'24	$11,580	$12,193	$11,927
'24	$11,589	$12,193	$11,925
'24	$11,450	$12,042	$11,768
'24	$11,442	$12,006	$11,720
'24	$11,612	$12,190	$11,889
'24	$11,702	$12,302	$12,013
'24	$11,801	$12,399	$12,122
'24	$11,911	$12,521	$12,242
'24	$11,761	$12,339	$12,045
'24	$11,924	$12,552	$12,267
'24	$11,773	$12,369	$12,091
'25	$11,783	$12,431	$12,122
'25	$11,894	$12,554	$12,241
'25	$11,706	$12,341	$12,022

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	1.01%	0.44%	1.59%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg Massachusetts Exempt Municipal Bond Index	0.81%	0.59%	1.86%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 202,479,921
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 880,618
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	202,479,921
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	880,618
Modified Duration to Worst	6.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	77%
General Obligation Bonds	16%
Lease Obligations	3%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	15%
AA	49%
A	18%
BBB	7%
BB	4%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000223772
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	DMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.60%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 1.01% for the period ended March 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 1.22% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 0.81%.

The Fund's marginally positive return for the 12 months reflects the negative impact on municipal market performance as yields for intermediate and long-term municipal bonds moved higher over the period. The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to higher education, housing and continuing care retirement community bonds aided performance.

The Fund’s above benchmark stance with respect to duration and corresponding interest rate sensitivity detracted from performance vs. the Bloomberg Massachusetts Exempt Municipal Index as yields for longer-term municipal bonds finished the period higher.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
12/1/20	$1,005,814	$1,006,100	$1,004,191
1/31/21	$1,010,326	$1,012,511	$1,008,765
2/28/21	$992,007	$996,424	$991,039
3/31/21	$997,829	$1,002,569	$997,683
4/30/21	$1,008,463	$1,010,978	$1,005,779
5/31/21	$1,012,947	$1,013,994	$1,007,354
6/30/21	$1,014,769	$1,016,778	$1,009,321
7/31/21	$1,021,935	$1,025,211	$1,017,501
8/31/21	$1,018,191	$1,021,449	$1,014,080
9/30/21	$1,009,725	$1,014,078	$1,005,781
10/31/21	$1,008,675	$1,011,113	$1,003,064
11/30/21	$1,017,309	$1,019,721	$1,011,900
12/31/21	$1,018,367	$1,021,366	$1,013,606
1/31/22	$991,157	$993,408	$984,797
2/28/22	$984,801	$989,849	$981,695
3/31/22	$955,462	$957,761	$950,582
4/30/22	$922,622	$931,270	$923,787
5/31/22	$934,171	$945,104	$938,110
6/30/22	$915,250	$929,625	$923,830
7/31/22	$943,024	$954,187	$946,973
8/31/22	$920,547	$933,275	$927,829
9/30/22	$880,563	$897,455	$892,510
10/31/22	$870,650	$889,991	$885,978
11/30/22	$915,668	$931,619	$926,670
12/31/22	$911,414	$934,286	$928,458
1/31/23	$940,296	$961,123	$953,747
2/28/23	$917,674	$939,390	$932,518
3/31/23	$935,356	$960,233	$953,731
4/30/23	$934,617	$958,039	$950,562
5/31/23	$926,714	$949,737	$942,002
6/30/23	$935,300	$959,251	$948,880
7/31/23	$937,400	$963,046	$952,094
8/31/23	$927,308	$949,182	$938,571
9/30/23	$902,848	$921,363	$912,157
10/31/23	$892,022	$913,522	$905,437
11/30/23	$944,173	$971,514	$958,512
12/31/23	$965,987	$994,094	$980,554
1/31/24	$963,855	$989,017	$976,215
2/29/24	$964,748	$990,287	$977,076
3/31/24	$965,600	$990,256	$976,874
4/30/24	$954,001	$977,992	$964,023
5/31/24	$953,355	$975,123	$960,106
6/30/24	$967,482	$990,070	$973,980
7/31/24	$975,730	$999,094	$984,100
8/31/24	$983,279	$1,006,974	$993,028
9/30/24	$992,399	$1,016,926	$1,002,828
10/31/24	$979,910	$1,002,098	$986,740
11/30/24	$993,477	$1,019,408	$1,004,898
12/31/24	$981,635	$1,004,567	$990,497
1/31/25	$981,758	$1,009,602	$992,987
2/28/25	$991,766	$1,019,612	$1,002,809
3/31/25	$975,358	$1,002,332	$984,802

Average Annual Return [Table Text Block]
Class/Index	1-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	1.01%	-0.57%
Bloomberg Municipal Bond Index	1.22%	0.05%
Bloomberg Massachusetts Exempt Municipal Bond Index	0.81%	-0.35%

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 202,479,921
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 880,618
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	202,479,921
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	880,618
Modified Duration to Worst	6.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	77%
General Obligation Bonds	16%
Lease Obligations	3%
Variable Rate Demand Notes	3%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	15%
AA	49%
A	18%
BBB	7%
BB	4%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.